Risk Management Section - Summary of ING Bank portfolio per line of business, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 831,605	€ 773,636
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215,232	194,382
Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	112,629	110,935
BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,595	99,482
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	222,998	215,415
Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,502	58,858
Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,429	51,970
Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,304	39,725
Rest Of World [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,916	2,869
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	320,637	309,913
Private Individuals [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	118,115
Private Individuals [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	81,448
Private Individuals [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,174
Private Individuals [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,359
Private Individuals [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215
Private Individuals [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	178
Private Individuals [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,109
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	58,497	64,198
Commercial Banks [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,780
Commercial Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,899
Commercial Banks [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	340
Commercial Banks [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,453
Commercial Banks [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,907
Commercial Banks [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,998
Commercial Banks [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,680
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,512	54,670
Natural resources [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,186
Natural resources [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	778
Natural resources [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,348
Natural resources [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,308
Natural resources [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,205
Natural resources [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,665
Natural resources [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	940
Real estate 1 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53,053	49,704
Real estate 1 [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,659
Real estate 1 [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,201
Real estate 1 [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,689
Real estate 1 [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,385
Real estate 1 [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,227
Real estate 1 [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	969
Real estate 1 [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,912
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,037	44,518
Central Governments [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,772
Central Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,769
Central Governments [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,127
Central Governments [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,128
Central Governments [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,304
Central Governments [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	232
Central Governments [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	374
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,547	38,108
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,615
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,539
Non-Bank Financial Institutions [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,351
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,150
Non-Bank Financial Institutions [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,029
Non-Bank Financial Institutions [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,235
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	625
Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,476	27,893
Transportation and logistics [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,207
Transportation and logistics [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	446
Transportation and logistics [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,063
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,710
Transportation and logistics [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,499
Transportation and logistics [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,101
Transportation and logistics [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	811
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	62,202	23,099
Central Banks [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,721
Central Banks [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,690
Central Banks [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,343
Central Banks [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,174
Central Banks [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Central Banks [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,041
Central Banks [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	226
Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,363	22,448
Services [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,707
Services [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	877
Services [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,815
Services [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,439
Services [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,380
Services [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	824
Services [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	321
Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,951	20,341
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,640
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	390
Food, Beverages & Personal Care [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,234
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,281
Food, Beverages & Personal Care [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,098
Food, Beverages & Personal Care [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,211
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	84
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,982	20,278
Lower Public Administration [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	523
Lower Public Administration [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,566
Lower Public Administration [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,544
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,808
Lower Public Administration [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	922
Lower Public Administration [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Lower Public Administration [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,619
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,532	19,860
General Industries [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,222
General Industries [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,125
General Industries [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,293
General Industries [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,996
General Industries [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,314
General Industries [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,576
General Industries [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6
Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,571	15,909
Chemicals Health and Pharmaceuticals [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,341
Chemicals Health and Pharmaceuticals [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,109
Chemicals Health and Pharmaceuticals [Member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,410
Chemicals Health and Pharmaceuticals [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,042
Chemicals Health and Pharmaceuticals [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,981
Chemicals Health and Pharmaceuticals [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	541
Chemicals Health and Pharmaceuticals [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147
Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,245	62,697
Other economic sector [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,744
Other economic sector [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,792
Other economic sector [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,864
Other economic sector [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,765
Other economic sector [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,421
Other economic sector [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,858
Other economic sector [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,450
1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,368	42,237
3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	82,337	78,036
6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	125,296	126,676
9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	279,894	247,235
12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	204,111	211,259
15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,045	44,719
17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,870	5,126
18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,535	3,486
19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,021	2,353
20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,128	12,509
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	366,489	337,716
Wholesale Banking [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,816	43,041
Wholesale Banking [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,831	16,869
Wholesale Banking [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,546	22,419
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	149,499	143,897
Wholesale Banking [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	64,621	56,086
Wholesale Banking [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48,557	47,589
Wholesale Banking [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,751	4,994
Wholesale Banking [member] | Rest Of World [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,868	2,821
Wholesale Banking [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32	37
Wholesale Banking [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,094	49,538
Wholesale Banking [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,498	52,666
Wholesale Banking [member] | Real estate 1 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38,481	36,180
Wholesale Banking [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,356	29,699
Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37,023	32,623
Wholesale Banking [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,036	24,462
Wholesale Banking [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,962	17,014
Wholesale Banking [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,470	12,410
Wholesale Banking [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,093	12,871
Wholesale Banking [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,459	3,613
Wholesale Banking [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,919	13,393
Wholesale Banking [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,248	8,399
Wholesale Banking [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48,818	44,811
Wholesale Banking [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,179	20,110
Wholesale Banking [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,819	38,304
Wholesale Banking [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,797	68,028
Wholesale Banking [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	110,876	92,240
Wholesale Banking [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	93,299	92,305
Wholesale Banking [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,684	17,429
Wholesale Banking [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,696	1,786
Wholesale Banking [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,444	1,546
Wholesale Banking [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	299	553
Wholesale Banking [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,396	5,415
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	227,992	225,002
Retail Benelux [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	142,602	142,960
Retail Benelux [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	475	476
Retail Benelux [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	79,362	76,396
Retail Benelux [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,083	4,735
Retail Benelux [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	294	222
Retail Benelux [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	105	139
Retail Benelux [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28	29
Retail Benelux [member] | Rest Of World [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43	45
Retail Benelux [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	164,220	163,426
Retail Benelux [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	251	315
Retail Benelux [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,151	872
Retail Benelux [member] | Real estate 1 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,219	11,552
Retail Benelux [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,306	2,481
Retail Benelux [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,139	2,289
Retail Benelux [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,699	2,661
Retail Benelux [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		199
Retail Benelux [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,911	8,939
Retail Benelux [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,600	4,915
Retail Benelux [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,296	4,959
Retail Benelux [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,932	3,571
Retail Benelux [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,253	6,246
Retail Benelux [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,015	12,577
Retail Benelux [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	466	482
Retail Benelux [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,572	6,971
Retail Benelux [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,643	18,391
Retail Benelux [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	109,843	95,260
Retail Benelux [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,887	77,868
Retail Benelux [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,444	15,939
Retail Benelux [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,324	2,577
Retail Benelux [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,491	1,599
Retail Benelux [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,093	1,237
Retail Benelux [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,229	4,678
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	201,800	199,033
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	656	722
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,278	93,552
Retail Challengers & Growth Markets [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	671	667
Retail Challengers & Growth Markets [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,900	66,706
Retail Challengers & Growth Markets [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,572	2,549
Retail Challengers & Growth Markets [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	194	138
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,524	34,696
Retail Challengers & Growth Markets [member] | Rest Of World [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5	3
Retail Challengers & Growth Markets [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	156,385	146,450
Retail Challengers & Growth Markets [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,889	9,579
Retail Challengers & Growth Markets [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	863	1,132
Retail Challengers & Growth Markets [member] | Real estate 1 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,353	1,972
Retail Challengers & Growth Markets [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,244	9,207
Retail Challengers & Growth Markets [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	623	2,427
Retail Challengers & Growth Markets [member] | Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	741	770
Retail Challengers & Growth Markets [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,124	2,672
Retail Challengers & Growth Markets [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	980	1,099
Retail Challengers & Growth Markets [member] | Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,258	2,555
Retail Challengers & Growth Markets [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,227	11,706
Retail Challengers & Growth Markets [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,681	2,896
Retail Challengers & Growth Markets [member] | Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,070	1,264
Retail Challengers & Growth Markets [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,362	5,304
Retail Challengers & Growth Markets [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,390	14,803
Retail Challengers & Growth Markets [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,515	32,749
Retail Challengers & Growth Markets [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,325	39,690
Retail Challengers & Growth Markets [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,520	56,567
Retail Challengers & Growth Markets [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,968	40,104
Retail Challengers & Growth Markets [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,904	11,351
Retail Challengers & Growth Markets [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	760	758
Retail Challengers & Growth Markets [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	600	341
Retail Challengers & Growth Markets [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	629	563
Retail Challengers & Growth Markets [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,189	2,107
Corporate Line [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,324	11,885
Corporate Line [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,158	7,659
Corporate Line [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45	38
Corporate Line [member] | BELGIUM
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16
Corporate Line [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,516	77
Corporate Line [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15	1
Corporate Line [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,573	4,104
Corporate Line [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	6
Corporate Line [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,263	4,766
Corporate Line [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,131	3,131
Corporate Line [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	762	769
Corporate Line [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,116	3,214
Corporate Line [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2
Corporate Line [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	50	5
Corporate Line [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,333	6,842
Corporate Line [member] | 3 (AA) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,431	12
Corporate Line [member] | 6 (A) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	531	567
Corporate Line [member] | 9 (BBB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,655	3,168
Corporate Line [member] | 12 (BB) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	957	982
Corporate Line [member] | 15 (B) [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13
Corporate Line [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	90	5
Corporate Line [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 314	€ 308